Disclosure of performance share units plan (Details)	12 Months Ended
Dec. 31, 2017 shares
Statement [Line Items]
Share Capital Disclosure Of Performance Share Units Plan 1	325,000
Share Capital Disclosure Of Performance Share Units Plan 2	0
Share Capital Disclosure Of Performance Share Units Plan 3	200,000
Share Capital Disclosure Of Performance Share Units Plan 4	425,000
Share Capital Disclosure Of Performance Share Units Plan 5	0
Share Capital Disclosure Of Performance Share Units Plan 6	(100,000)
Share Capital Disclosure Of Performance Share Units Plan 7	(193,825)
Share Capital Disclosure Of Performance Share Units Plan 8	0
Share Capital Disclosure Of Performance Share Units Plan 9	(131,175)
Share Capital Disclosure Of Performance Share Units Plan 10	0
Share Capital Disclosure Of Performance Share Units Plan 11	200,000
Share Capital Disclosure Of Performance Share Units Plan 12	325,000